Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 29.5	$ 68.7
Restricted cash	4.2	5.2
Accounts receivable, net	34.3	76.0
Amount due from related party	8.1	11.2
Other current assets	18.7	15.1
Total current assets	94.8	176.2
Non-current assets
Drilling units	2,325.5	2,528.8
Non-current assets held for sale	126.0	128.4
Other non-current assets	74.9	85.0
Total non-current assets	2,526.4	2,742.2
Total assets	2,621.2	2,918.4
Current liabilities
Current portion of long-term debt	47.5	1,078.5
Amount due to related party	33.2	36.6
Trade accounts payable	8.5	3.2
Tax payable	7.9	16.8
Other current liabilities	17.0	125.8
Total current liabilities	114.1	1,260.9
Liabilities subject to compromise	1,978.0	0.0
Non-current liabilities
Long-term interest bearing debt	261.3	880.5
Long term debt to related party	121.5	321.2
Deferred taxes	39.3	48.4
Pension liabilities	5.9	3.2
Other non-current liabilities	9.8	18.2
Total non-current liabilities	437.8	1,271.5
Shareholders’ equity
Common shares of par value US$0.10 per share: 24,114,232 shares outstanding at December 31, 2017 (December 31, 2016, 24,114,232 shares outstanding)	2.4	2.4
Additional paid in capital	50.3	49.9
Contributed surplus	2,037.6	2,037.6
Contributed deficit	(1,188.4)	(1,188.4)
Accumulated other comprehensive loss	(4.8)	(2.1)
Accumulated deficit	(811.1)	(513.4)
Total shareholders’ equity	86.0	386.0
Non controlling interest	5.3	0.0
Total equity	91.3	386.0
Total liabilities and shareholders’ equity	$ 2,621.2	$ 2,918.4